STAPLED UNITHOLDERS' EQUITY - Accumulated Other Comprehensive Income (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
STAPLED UNITHOLDERS' EQUITY
Foreign currency translation gains on investments in subsidiaries, net of related hedging activities and non-controlling interests	$ 320,158	$ 183,729
Fair value losses on derivatives designated as net investment hedges	(108,706)	(65,163)
Accumulated Other Comprehensive Income	$ 211,452	$ 118,566